Impairment testing - Schedule of sensitivity analysis (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
WACC increase, percentage	1.00%
Reduced revenue percentage	10.00%
IXIARO®
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
WACC	8.30%	7.50%
Break-even WACC	56.30%	53.10%
Impairment if sales reduce by 10%	€ 0.0	€ 0.0	€ 0.0
DUKORAL®
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
WACC	8.30%	7.20%
Break-even WACC	7.60%	13.10%
Impairment if WACC increases by 1%	€ 5.1
Impairment if sales reduce by 10%	€ 4.0	€ 0.0	0.0
Chikungunya VLA1553
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
WACC	8.30%
Break-even WACC	113.60%
Impairment if sales reduce by 10%	€ 0.0	€ 0.0	€ 0.0
Services related to clinical trial material
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
WACC	9.50%
Break-even WACC	15.00%
Impairment if sales reduce by 10%	€ 0.9